EMPLOYEE BENEFIT PLANS - Change in benefit obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Change in Benefit Obligation
Obligation at the Beginning of the Period	$ 784	$ 734
Interest Cost	26	32
Actuarial (Gain) Loss	(3)	73
Benefits Paid	(55)	(55)
Obligation at the End of the Period	752	784
Change in Plan Assets
Fair Value at the Beginning of the Period	844	766
Actual Returns on Plan Assets	145	133
Employer Contributions	1
Benefits Paid	(55)	(55)
Fair Value at the End of the Period	935	844
Funded Status
Funded Status as of Period Ended	$ 183	$ 60